Redeemable Noncontrolling Interests - Summary Of Redeemable Noncontrolling Interests (Detail) - 12 months ended Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Noncontrolling Interest [Abstract]
Balance as of December 31, 2020	¥ 0	$ 0
Issuance of subsidiary shares	30,000	4,708
Accretion of redeemable noncontrolling interests	0	0
Balance as of December 31, 2021	¥ 30,000	$ 4,708